Sep. 30, 2014
Class Y Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND
SIMT MULTI-ASSET INFLATION MANAGED FUND

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Inflation Managed Fund

(each, a "Fund" and together, the "Funds")

Supplement dated July 17, 2015
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2015, as amended on March 31, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Removal of Redemption Fees

In the Fund Summary for the each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.

There are no other changes in the Fees and Expenses of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE